Provisions - Employee obligations - France (Details) - France - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1.00%	1.00%
Change in obligation	$ 2,216	$ 1,695
Weighted average duration of defined benefit obligation	14 years 2 months	14 years 9 months
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 16,338	$ 25,950	$ 34,496
Service cost	733	(1,159)	1,082
Borrowing costs	596	310	212
Actuarial differences	2,039	(4,821)	(3,003)
Benefits paid	(1,200)	(1,181)	(995)
Exchange differences	616	(1,253)	(2,412)
Others		(1,508)	(3,430)
Obligations at end of year	$ 19,122	$ 16,338	$ 25,950